Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2025	May 06, 2025	Dec. 31, 2024
Unearned Revenue	$ 37,572	$ 14,102	$ 39,522
Less current portion	(25,554)		(24,902)
Non-current portion	12,018		14,620
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	7,263		8,470
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	30,309		30,988
Unamortized Balance of Charters Assumed [Member]
Unearned Revenue	$ 0		$ 64